Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information

Note 12. Supplemental Cash Flow Information

In June 2013, the Company declared a common stock dividend of $26.5 million, which was paid in July 2013. During the six months ended June 30, 2013, the Company surrendered a real estate property totaling $6.9 million, which was encumbered by a mortgage note payable of $7.9 million following a notice of foreclosure. During the same period in 2013, the Company repaid approximately $1.0 million of mortgages and notes payable in conjunction with sales of certain real estate properties and approximately $9.8 million of deferred financing costs recorded in deferred costs and other assets were unpaid. During the six months ended June 30, 2012, the Company repaid $0.8 million of mortgages and notes payable in conjunction with sales of certain real estate properties and paid $0.7 million of real estate acquisition costs accrued for at December 31, 2011. In addition, as of June 30, 2012, $5.4 million of deferred offering costs recorded in deferred costs and other assets on the condensed consolidated balance sheet were unpaid.

12. Supplemental Cash Flow Information

Interest paid during the years ended December 31, 2012, 2011 and 2010, totaled $144.0 million, $148.1 million and $155.0 million, respectively. Income and franchise taxes paid, net of refunds, during the years ended December 31, 2012, 2011 and 2010 were $0.7 million, $0.4 million and $3.6 million, respectively. Franchise taxes are included in general and administrative expense in the accompanying consolidated statements of operations.

In December 2012, the Company declared a common stock dividend of $28.2 million, which was paid in January 2013. During the year ended December 31, 2012, the Company reduced its Term Note indebtedness by $330.0 million through the conversion of its TLC into shares of its common stock. Additionally, the Company repaid $3.5 million of mortgages and notes payable in conjunction with sales of certain real estate properties and paid $0.7 million of real estate acquisition costs accrued for at December 31, 2011. During the year ended December 31, 2011, the Company transferred ownership of six properties with a net book value of $11.8 million to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt. In addition, during the year ended December 31, 2011, the Company repaid $0.9 million of mortgages and notes payable in conjunction with sales of certain real estate properties and, as of December 31, 2011, had $0.7 million of real estate improvements and $2.4 million of deferred offering costs which had not yet been paid in cash.